CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Cash	$ 4,634		$ 428,700	$ 627,375		$ 822,799
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
Bank overdraft		$ 761
Cash	$ 405,632				$ 1,222